Property and equipment, net (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net, consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Office equipment	$18,647	$11,747
Less: accumulated depreciation	(4,916)	(2,453)
Total	$13,731	$9,294